SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Class A ordinary shares subject to possible redemption (Q3) (Details) - USD ($)		8 Months Ended	9 Months Ended	11 Months Ended
	Feb. 17, 2021	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Mar. 31, 2021
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Class A ordinary shares, shares subject to possible redemption (in shares)			20,000,000	0
Gross proceeds	$ 200,000,000
Class A ordinary shares issuance costs		$ (38,904)	$ (574,672)	$ (49,184)
Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Class A ordinary shares, shares subject to possible redemption (in shares)			20,000,000
Class A ordinary shares subject to possible redemption			$ 200,000,000	$ 0	$ 200,000,000	$ 200,000,000
Initial Public Offering [Member]
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Gross proceeds			200,000,000
Plus: Accretion of carrying value to redemption value			24,913,470
Initial Public Offering [Member] | Public Warrants [Member]
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Less: Proceeds allocated to Public Warrants			(14,000,000)
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Class A Ordinary Shares Subject To Possible Redemption [Abstract]
Class A ordinary shares issuance costs			(10,913,470)
Class A ordinary shares subject to possible redemption			$ 200,000,000